United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-03586

                            Alliance Municipal Trust
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: June 30, 2003

                     Date of reporting period: June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF NET ASSETS                               Alliance Municipal Trust -
June 30, 2003                                           North Carolina Portfolio
--------------------------------------------------------------------------------
  Principal
  Amount
   (000)   Security (a)             Yield            Value
--------------------------------------------------------------------------------
           MUNICIPAL
           BONDS-81.3%
           NORTH
           CAROLINA-71.6%
           Charlotte GO
           Series D
$     300  7/01/03.............     1.40%          $ 300,000
           Cleveland County
           Industrial Facilities
           & Pollution Control
           Financing Authority
           (Curtiss Wright Flight
           Systems Project)
           Series 98 AMT
      200  11/01/23 (b)........     1.15             200,000
           Duplin County COP
           Series 02 AMBAC
      300  9/01/03.............     1.52             300,492
           Johnston County IDA
           (Mebane Packaging
           Corp.) AMT
      217  12/01/05 (b)........     1.10             217,000
           Mecklenburg County
           Series 03B
      250  2/01/22 (b).........     1.00             250,000
           North Carolina
           Capital Facilities
           Finance Agency
           (Goodwill Community
           Foundation Project)
           Series 02
      100  4/01/22 (b).........     1.00             100,000
           North Carolina
           Capital Facilities
           Finance Agency
           (North Carolina A&T
           University Foundation)
           Series 01
      100  7/01/32 (b).........     1.05             100,000
           North Carolina
           Educational Facilities
           Finance Agency
           (Cardinal Gibbons
           High School)
           Series 99
      150  8/01/14 (b).........     1.00             150,000
           North Carolina
           Educational Facilities
           Finance Agency
           (Duke University Project)
           Series 91B
      250  12/01/21 (b)........     0.96             250,000
           North Carolina Medical
           Care Commission
           (Hospital Revenue
           NorthEast Medical
           Center) Series 02B
      500  11/01/32 (b)........     0.95             500,000
           North Carolina Medical
           Care Commission
           Retirement Facilities
           Revenue
           (Aldersgate Project)
           Series 01
      250  1/01/31 (b).........     1.05             250,000
           North Carolina Medical
           Care Commission
           Retirement Facilities
           Revenue
           (First Mtg-Brookwood
           Project)
           Series 01C
      245  1/01/07 (b).........     1.05             245,000
           Raleigh Durham
           Airport Authority
           (Airport Revenue Bond)
           Series 02 AMT FGIC
      275  11/01/17 (b)........     0.95             275,000
           Randolph County
           IDR PCR
           (Wellmark, Inc. Project)
           Series 01 AMT
      250  2/01/16 (b).........     1.15             250,000
           University of
           North Carolina
           Chapel Hill
           (UNC Hospital
           at Chapel Hill)
           Series 01B
      200  2/15/31 (b).........     1.00             200,000

STATEMENT OF NET ASSETS                               Alliance Municipal Trust -
(continued)                                             North Carolina Portfolio
--------------------------------------------------------------------------------
  Principal
  Amount
   (000)   Security (a)             Yield            Value
--------------------------------------------------------------------------------
           Winston Salem
           (Water & Sewer
           System Revenue)
           Series 02B
$     150  6/01/30 (b).........     0.95%          $ 150,000
           Winston Salem COP
           (Risk Acceptance
           Management Corp.)
      175  7/01/09 (b).........     1.05             175,000
                                                 -----------
                                                   3,912,492
                                                 -----------
           PUERTO RICO-9.7%
           Puerto Rico
           Commonwealth
           (Tax & Revenue
           Anticipation Notes)
           Series 02
      325  7/30/03.............     1.48             325,261
           Puerto Rico Highway
           & Transportation
           Series 98A AMBAC
      205  7/01/28 (b).........     0.95             205,000
                                                 -----------
                                                     530,261
                                                 -----------
           Total Municipal Bonds
           (amortized cost
           $4,442,753)...........                  4,442,753
                                                 -----------
           COMMERCIAL
           PAPER-20.1%
           DISTRICT OF
           COLUMBIA-1.8%
           District of Columbia
           Water & Sewer
           Authority
           Series A
      100  8/28/03.............     0.85             100,000
                                                 -----------
           KENTUCKY-1.8%
           Pendleton County
           (Kentucky Association
           of County Leasing)
      100  9/12/03.............     1.05             100,000
                                                 -----------
           MASSACHUSETTS-5.5%
           Massachusetts
           Development
           Finance Agency
           (Program 3 Issue)
      100  9/10/03.............     0.95             100,000
           Massachusetts
           Port Authority
           Series 03B AMT
      100  7/08/03.............     1.10             100,000
           Massachusetts Water
           Resources Authority
           Series 94
      100  9/10/03.............     0.95             100,000
                                                 -----------
                                                     300,000
                                                 -----------
           TEXAS-9.2%
           Port Arthur
           Naval District
           of Jefferson County
           (BASF Corp.)
      200  8/19/03.............     1.10             200,000
           University of Texas
           Board of Regents
           (Permanent
           University Fund)
           Series 02A
      200  10/09/03............     0.90             200,000
           University of Texas
           Board of Regents
           (Permanent
           University Fund)
           Series 02A
      100  9/10/03.............     1.05             100,000
                                                 -----------
                                                     500,000
                                                 -----------

                                                      Alliance Municipal Trust -
                                                        North Carolina Portfolio
--------------------------------------------------------------------------------
  Principal
  Amount
   (000)   Security (a)             Yield            Value
--------------------------------------------------------------------------------
           WEST
           VIRGINIA-1.8%
           West Virginia Public
           Energy Authority
           (Morgantown Energy
           Association Project)
           Series 89A AMT
$     100  9/08/03.............     1.05%          $    100,000
                                                   ------------
           Total Commercial Paper
           (amortized cost
           $1,100,000)..........                      1,100,000
                                                   ------------
           TOTAL
           INVESTMENTS-101.4%
           (amortized cost
           $5,542,753)..........                      5,542,753
           Other assets less
           liabilities-(1.4%)...                        (75,601)
                                                   ------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           5,468,055 shares
           outstanding)...................         $  5,467,152
                                                   ============


--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

   Glossary of Terms:

   AMBAC   -American Municipal Bond Assurance Corporation
   AMT     -Alternative Minimum Tax
   COP     -Certificate of Participation
   FGIC    -Financial Guaranty Insurance Company
   GO      -General Obligation
   IDA     -Industrial Development Authority
   IDR     -Industrial Development Revenue
   PCR     -Pollution Control Revenue

   See notes to financial statements.

STATEMENT OF OPERATIONS                               Alliance Municipal Trust -
Year Ended June 30, 2003                                North Carolina Portfolio
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest.............................................................                        $       84,348
EXPENSES
   Advisory fee (Note B)................................................     $       31,457
   Distribution assistance and administrative service (Note C)..........            115,560
   Custodian fees.......................................................             75,068
   Audit and legal fees.................................................             45,779
   Transfer agency (Note B).............................................             19,615
   Printing.............................................................              7,998
   Trustees' fees.......................................................              2,100
   Miscellaneous........................................................              3,797
                                                                             --------------
   Total expenses.......................................................            301,374
   Less: expenses waived and reimbursed by the Adviser (Notes B & C)....           (238,462)
                                                                             --------------
   Net expenses.........................................................                                62,912
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $       21,436
                                                                                                ==============


--------------------------------------------------------------------------------
See notes to financial statements.

                                                      Alliance Municipal Trust -
STATEMENT OF CHANGES IN NET ASSETS                      North Carolina Portfolio
--------------------------------------------------------------------------------

                                                                               Year Ended         Year Ended
                                                                              June 30, 2003      June 30, 2002
                                                                            ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income................................................     $       21,436     $       55,381
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income................................................            (22,339)           (55,381)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E).....................................         (1,546,800)           898,591
                                                                             --------------     --------------
   Total increase (decrease)............................................         (1,547,703)           898,591
NET ASSETS
   Beginning of period..................................................          7,014,855          6,116,264
                                                                             --------------     --------------
   End of period (including undistributed net investment income of $8,205
     and $34,996, respectively).........................................     $    5,467,152     $    7,014,855
                                                                             ==============     ==============


--------------------------------------------------------------------------------
See notes to financial statements.
                                                                              5

NOTES TO FINANCIAL STATEMENTS                         Alliance Municipal Trust -
June 30, 2003                                           North Carolina Portfolio
--------------------------------------------------------------------------------
NOTE A: Significant Accounting Policies
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio (the "Portfolio"). Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2003, the reimbursement amounted to $144,962.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,000 for the year ended June 30, 2003.

                                                      Alliance Municipal Trust -
                                                        North Carolina Portfolio
--------------------------------------------------------------------------------
NOTE C: Distribution Assistance and Administrative Services Plan
Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2003, the distribution fee amounted to $15,728. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services. For the year ended June 30, 2003, such payments by the Portfolio amounted to $6,332. The Portfolio may also reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2003, the Adviser waived such reimbursement amounting to $93,500.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At June 30, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. For tax purposes at June 30, 2003, the Portfolio had undistributed tax exempt income of $8,205. Dividends paid from net investment income for the years ended June 30, 2003 and 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.01 par value) are authorized. On June 30, 2003, capital paid-in aggregated $5,458,947. Transactions, all at $1.00 per share, were as follows:

                                                                               Year Ended         Year Ended
                                                                                June 30,           June 30,
                                                                                  2003               2002
                                                                            ----------------   ----------------
Shares sold.............................................................         16,054,438         13,329,154
Shares issued on reinvestment of dividends..............................             22,339             55,381
Shares redeemed.........................................................        (17,623,577)       (12,485,944)
                                                                             --------------     --------------
Net increase (decrease).................................................         (1,546,800)           898,591
                                                                             ==============     ==============

                                                      Alliance Municipal Trust -
FINANCIAL HIGHLIGHTS                                    North Carolina Portfolio



Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                   Year Ended June 30,       May 7, 2001 (a)
                                                              ============================          to
                                                                   2003            2002        June 30, 2001
                                                              ---------------   ---------    ------------
Net asset value, beginning of period.......................       $ 1.00          $  1.00         $  1.00
                                                                  ------          -------         -------
Income From Investment Operations
Net investment income (b)..................................         .004             .008            .003
                                                                  ------          -------         -------
Less: Dividends
Dividends from net investment income.......................        (.004)           (.008)          (.003)
                                                                  ------          -------         -------
Net asset value, end of period.............................       $ 1.00          $  1.00         $  1.00
                                                                  ======          =======         =======
Total Return
Total investment return based on net asset value (c).......          .35%             .79%            .30%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)..................       $5,467           $7,015          $6,116
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements.............         1.00%            1.00%           1.00%(d)
   Expenses, before waivers and reimbursements.............         4.79%            4.38%           4.17%(d)
   Net investment income(b)...............................           .34%             .81%           1.99%(d)


--------------------------------------------------------------------------------
(a) Commencement of operations.

(b) Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d) Annualized.

                                                      Alliance Municipal Trust -
REPORT OF INDEPENDENT AUDITORS                          North Carolina Portfolio
--------------------------------------------------------------------------------
To the Board of Trustees and Shareholders of Alliance Municipal Trust - North Carolina Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - North Carolina Portfolio (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period May 7, 2001 (commencement of operations) to June 30, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003, by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
August 14, 2003

                                                      Alliance Municipal Trust -
                                                        North Carolina Portfolio
--------------------------------------------------------------------------------
Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES
John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)


William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)


OFFICERS
John D. Carifa, Chairman
Susan L. Matteson, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Doris T. Muller, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President

William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
   Chief Financial Officer
Thomas R. Manley, Controller


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-Free (800) 221-5672

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


--------------------------------------------------------------------------------
(1) Members of the Audit Committee.

                                                      Alliance Municipal Trust -
                                                        North Carolina Portfolio

MANAGEMENT OF THE FUND
The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                           PORTFOLIOS
                                                                             IN FUND             OTHER
   NAME, AGE, ADDRESS                         PRINCIPAL                      COMPLEX         DIRECTORSHIPS
       OF TRUSTEE                             OCCUPATION(S)                OVERSEEN BY         HELD BY
   (YEARS OF SERVICE)                    DURING PAST 5 YEARS                 TRUSTEE            TRUSTEE
-----------------------------------------------------------------------------------------------------------

Interested Trustee

John D. Carifa, 58,              President, Chief Operating Officer and a        113               None
1345 Avenue of the Americas      Director of ACMC, with which he has been
New York, NY 10105 (14)          associated since prior to 1998.

Disinterested Trustees
Sam Y. Cross, 76                 Formerly Executive Vice President of The        15                None
4046 Chancery Court, N.W.        Federal Reserve Bank of New York and
Washington, DC 20007 (11)        manager for foreign operations for The
                                 Federal Reserve System.

Charles H.P. Duell, 65           President of Middleton Place Foundation         15                None
Middleton Place Foundation,      and President of the Middleton Inn
4300 Ashley River Road           Company with which he has been
Charleston, SC 29414 (18)        associated since prior to 1998. He is
                                 also a Trustee Emeritus of the National Trust
                                 for Historic Preservation and formerly a
                                 Director of the Grand Teton Lodge Company and
                                 GRC, International and Chairman of The Board of
                                 Architectural Review of the City of Charleston.

William H. Foulk, Jr., 70        An Investment Adviser and an Independent        110               None
2 Sound View Drive, Suite 100    Consultant. He was formerly Senior
Greenwich, CT 06830 (19)         Manager of Barrett Associates, Inc., a
                                 registered investment adviser, with which
                                 he had been associated since prior to 1998. He
                                 was formerly Deputy Comptroller of the State of
                                 New York and, prior thereto, Chief Investment
                                 Officer of the New York Bank for Savings.

David K. Storrs, 59              President of Alternative Investment Group,      15                None
65 South Gate Lane               LLC (an investment firm). He was formerly
Southport, CT 06890              President of The Common Fund (investment
(14)                             management for educational institutions)
                                 with which he had been associated since prior
                                 to 1998.

Shelby White, 64,                An author and financial journalist.             15                None
One Sutton Place South
New York, NY 10022 (11)


                                                      Alliance Municipal Trust -
                                                        North Carolina Portfolio
--------------------------------------------------------------------------------
OFFICER INFORMATION
Certain information concerning the Fund's Officers is listed below.


     NAME, ADDRESS*                POSITION(S) HELD                     PRINCIPAL OCCUPATION
         AND AGE                       WITH FUND                        DURING PAST 5 YEARS**
---------------------------------------------------------------------------------------------------------------
John D. Carifa, 58               Chairman                     See biography above.

Susan L. Matteson, 40            President                    Senior Vice President of ACMC** and President
                                                              Alliance Cash Management Services with which she
                                                              has been associated since prior to 1998.

Kathleen A. Corbet, 43           Senior Vice President        Executive Vice President of ACMC** with which she
                                                              has been associated since prior to 1998.

Drew A. Biegel, 52               Senior Vice President        Vice President of ACMC** with which he has been
                                                              associated since prior to 1998.

John R. Bonczek, 43              Senior Vice President        Senior Vice President of ABIRM** with which he
                                                              has been associated since prior to 1998.

Patricia Ittner, 52              Senior Vice President        Vice President of ACMC** with which she has
                                                              been associated since prior to 1998.

Robert I. Kurzweil, 52           Senior Vice President        Vice President of ABIRM** with which he has been
                                                              associated since prior to 1998.

Doris T. Muller, 39              Senior Vice President        Vice President of ABIRM** with which she has been
                                                              associated since prior to 1998.

William E. Oliver, 53            Senior Vice President        Senior Vice President of ACMC** with which he has
                                                              been associated since prior to 1998.

Raymond J. Papera, 47            Senior Vice President        Senior Vice President of ACMC** with which he has
                                                              been associated since prior to 1998.

William J. Fagan, 41             Vice President               Assistant Vice President of ACMC** with which he
                                                              has been associated since prior to 1998.

Linda N. Kelley, 42              Vice President               Assistant Vice President of ACMC** with which she
                                                              has been associated since prior to 1998.

Joseph R. LaSpina, 42            Vice President               Vice President of ABIRM** with which he has been
                                                              associated since prior to 1998.

Eileen M. Murphy, 32             Vice President               Vice President of ACMC** with which she has been
                                                              associated since prior to 1998.


Maria C. Sazon, 37               Vice President               Vice President of ACMC** with which she has been
                                                              associated since prior to 1998.

Edmund P. Bergan, Jr., 53        Secretary                    Senior Vice President and the General Counsel of
                                                              ABIRM** and AGIS** with which he has been associated
                                                              since prior to 1998.


                                                      Alliance Municipal Trust -
                                                        North Carolina Portfolio


     NAME, ADDRESS*                POSITION(S) HELD                     PRINCIPAL OCCUPATION
         AND AGE                       WITH FUND                        DURING PAST 5 YEARS**
---------------------------------------------------------------------------------------------------------------

Mark D. Gersten, 52              Treasurer and Chief          Senior Vice President of AGIS** and Vice
                                 Financial Officer            President of ABIRM** with which he has
                                                              been associated since prior to 1998.

Thomas R. Manley, 51             Controller                   Vice President of ACMC** with which he
                                                              has been associated since prior to 1998.



--------------------------------------------------------------------------------
* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

** ACMC, ABIRM, ACL and AGIS are affiliates of the Fund.

   The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

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Alliance Municipal Trust - North Carolina Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

Option 1 Option 2
Fund Code 1 2 0 #
For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------


ALLIANCE CAPITAL  [LOGO](R)
(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.



AMTNCAR0603



Alliance
Municipal
Trust - North Carolina


ALLIANCE CAPITAL  [LOGO](R)

Annual Report
June 30, 2003

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.      DESCRIPTION OF EXHIBIT

     10 (b) (1)       Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (b) (2)       Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance Municipal Trust

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman



Date: August 22, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  August 22, 2003